Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable	$ 461,017	$ 58,872	$ 317,862
Less: allowance for doubtful accounts	(213,362)	(27,246)	(313,362)
Accounts receivable, net	$ 247,655	$ 31,626	$ 4,500